NET INCOME (LOSS) PER SHARE	12 Months Ended
Mar. 31, 2016
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

19.NET INCOME (LOSS) PER SHARE

Basic net income (loss) per share is computed on the basis of weighted-average outstanding common shares. Diluted net income (loss) per share is computed on the basis of basic weighted-average outstanding common shares adjusted for the dilutive effect of stock options and convertible notes, if dilutive. Potentially dilutive common shares from series of stock option plans are determined by applying the treasury stock method to the assumed exercise of outstanding stock options. Potentially dilutive common shares are determined by applying the if-converted method for the convertible notes. The numerator of the diluted net income (loss) per share calculation is increased by the amount of interest expense, net of tax, related to outstanding convertible notes if the net impact is dilutive.

The computation of basic and diluted net income per share for the years ended March 31, 2014, 2015 and 2016 is as follows:

	2014
		Weighted-Average
	(Thousands of Yen)	Common
	Net Income	Shares Outstanding	Per Share
		(Denominator)	Amount
Basic net income attributable to FRONTEO, Inc. shareholders	¥(448,350)	34,058,003	¥(13.2)
Effect of dilutive securities: Stock options*(1)		—
Diluted net income attributable to FRONTEO, Inc. shareholders	¥(448,350)	34,058,003	¥(13.2)

	2015
	(Thousands of	Weighted-Average
	Yen)	Common
	Net Income	Shares Outstanding	Per Share
	(Numerator)	(Denominator)	Amount
Basic net income attributable to FRONTEO, Inc. shareholders	¥218,453	34,956,728	¥6.3
Effect of dilutive securities: Stock options		842,025
Diluted net income attributable to FRONTEO, Inc. shareholders	¥218,453	35,798,753	¥6.1

2016
	(Thousands of	Weighted-Average
	Yen)	Common
	Net Loss	Shares Outstanding	Per Share
	(Numerator)	(Denominator)	Amount
Basic net income attributable to FRONTEO, Inc. shareholders	¥(417,632)	35,582,665	¥(11.7)
Effect of dilutive securities: Stock options *(1)		—
Diluted net income attributable to FRONTEO, Inc. shareholders	¥(417,632)	35,582,665	¥(11.7)

*(1) The calculation of diluted net loss per share for the years ended March 31, 2014 and 2016 does not include potentially dilutive securities because their inclusion would be anti-dilutive (i.e., reduce the net loss per share).